Goodwill (Tables)	3 Months Ended
May 31, 2024
Goodwill [Abstract]
Schedule of Goodwill is Allocated to Cash Generating Units	Goodwill is allocated to the following cash generating units (CGUs): Cartrack - Mozambique, Portugal, Spain and Other and Karooooo Logistics.
	Cartrack				Karooooo
Figures in Rand thousands	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2023	82,277	34,469	24,432	12,989	58,314	212,481
Acquisition of subsidiary	-	-	-	6,223	-	6,223
Translation adjustments	4,423	2,899	2,055	2,134	-	11,511
At May 31, 2023	86,700	37,368	26,487	21,346	58,314	230,215

At March 1, 2024	86,304	36,815	26,095	19,852	58,314	227,380
Translation adjustments	(2,802)	(1,179)	(836)	(947)	-	(5,764)
At May 31, 2024	83,502	35,636	25,259	18,905	58,314	221,616